Convertible debentures (Tables)	12 Months Ended
Oct. 31, 2018
Borrowings [abstract]
Schedule of types of convertible debentures
					Equity component of convertible
	Convertible debentures		Derivative liabilities		debentures
	2018	2017	2018	2017	2018	2017
(a)	$2,419,877	$2,353,088	$151,918	$281,879	$70,283	$62,050
(b)	56,694	135,929	498,198	207,855	-	-
	$2,476,571	$2,489,017	$650,116	$489,734	$70,283	$62,050

(a)        USD denominated debentures with equity components and CDN denominated debentures with embedded derivatives

Schedule of convertible debentures outstanding in functional and foreign currency
	USD (equity component)		CDN (embedded derivative)
	2018	2017	2018	2017
Loan Principal
Opening balance	$730,000	$836,000	$2,392,860	$3,242,514
Issuance during the year	231,000	2,398,395	1,035,800	2,398,395
Repayment or conversion	(30,000)	(2,504,395)	(1,194,366)	(3,248,049)
Outstanding at year-end	$931,000	$730,000	$2,234,294	$2,392,860

Terms of Loan
Annual interest rate	12% - 24%	12% - 24%	12% - 24%	12% - 24%
Effective annual interest rate	36% - 37%	36%	23% - 398%	27% - 117%
Conversion price to common shares	$0.04 - $0.21	$0.09 - $0.15	$0.05 - $0.15	$0.13 - $0.30
Remaining life (in months)	0 - 7	1 - 3	0 - 7	0 - 6

Consolidated Statements of Financial Position
Carrying value of loan principal	$894,838	$719,368	$1,428,616	$1,587,891
Interest payable	15,100	-	81,323	45,829
Convertible debentures	$909,938	$719,368	$1,509,939	$1,633,720

Derivative liability	$-	$-	$151,918	$281,879
Equity component	$70,283	$62,050	$-	$-

Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	$110,469	$85,531	$1,652,007	$1,248,206
Interest expense	$168,052	$159,307	$284,908	$501,184
Gain on revaluation of derivative liability	$-	$-	$(1,322,507)	$(1,521,322)
Loss on conversion	$-	$47,630	$6,261	$938,621
Loss (gain) on extinguishment	$2,792	$-	$(401,983)	$-

Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	$-	$106,000	$19,023	$1,900,899
Amount of interest converted to common shares	$-	$12,025	$60,634	$539,009

Number of common shares issued on conversion of
convertible debentures	-	813,057	770,962	19,557,838

Consolidated Statements of Cash Flows
Amount of principal repaid in cash	$30,000	$-	$632,080	$149,365
Amount of interest repaid in cash	$161,424	$159,307	$161,506	$455,355

Schedule of convertible debentures outstanding with embedded derivatives subject to conversion price
	2018
	(i)	(ii)
Loan Principal
Opening balance	$-	$-
Issuance during the year	278,600	142,750
Conversion	(65,000)	(41,500)
Outstanding at year-end	$213,600	$101,250

Terms of Loan
Annual interest rate	12%	10%
Effective annual interest rate	4380% - 4932%	3873% - 5658%
Conversion price to common shares	(i)	(ii)
Remaining life (in months)	4 - 12	6-8

Consolidated Statements of Financial Position
Carrying value of loan principal	$772	$262
Interest payable	12,973	4,238
Convertible debentures	$13,745	$4,500

Derivative liability	$190,274	$89,328

Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	$2,496	$264
Interest expense	$11,769	$4,670
Loss on revaluation of derivative liability	$8,690	$16,332
Loss on conversion	$3,652	$10,513

Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	$65,000	$41,500
Amount of interest converted to common shares	$-	$6,400

Number of common shares issued on conversion of convertible debentures	2,456,707	982,921

(i)	Conversion price defined as 75% multiplied by average of lowest 3 closing stock prices for the 10 trading days prior to conversion date.

(ii)	Conversion price defined as 75% multiplied by lowest stock price for the 20 trading days prior to conversion date.

(b)    USD denominated debentures with embedded derivatives (continued) Convertible debentures outstanding as at October 31, 2018 and 2017:

	(iii)		(iv)
	2018	2017	2018	2017
Loan Principal
Opening balance	$100,200	$100,200	$343,000	$418,000
Issuance during the year	175,800	-	308,000	-
Conversion	(276,000)	-	(343,000)	(75,000)
Outstanding at year-end	$-	$100,200	$308,000	$343,000

Terms of Loan
Annual interest rate	12%	12%	5%	5%
Effective annual interest rate	264% - 6002%	118%	160% - 5242%	95% - 98%
Conversion price to common shares	(iii)	(iii)	(iv)	(iv)
Remaining life (in months)	N/A	5	1 - 5	10 - 12

Consolidated Statements of Financial Position
Carrying value of loan principal	$-	$39,630	$26,755	$92,265
Interest payable	-	3,377	11,694	657
Convertible debentures	$-	$43,007	$38,449	$92,922

Derivative liability	$-	$10,871	$218,596	$196,984

Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	$61,453	$11,095	$212,655	$13,269
Interest expense	$14,816	$3,377	$20,563	$2,377
Loss (gain) on revaluation of derivative liability	$19,375	$(38,396)	$183,392	$(55,104)
Loss on conversion	$43,426	$-	$-	$23,429

Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	$276,000	$-	$343,000	$-
Amount of interest converted to common shares	$10,145	$-	$12,554	$-

Number of common shares issued on conversion of convertible debentures	6,076,094	-	5,934,267	-

Consolidated Statements of Cash Flows
Amount of principal repaid in cash	$-	$-	$-	$80,000
Amount of interest repaid in cash	$-	$-	$-	$1,720

(iii)	Conversion price defined as 80% multiplied by lowest 3 closing stock prices for the 10 trading days prior to conversion date.

(iv)	Conversion price defined as 75% multiplied by lowest stock price for the 15 trading days prior to conversion date.

Schedule of assumptions used to determine fair value of derivative liabilities
	2018	2017
Share price	$0.03	$0.12
Exercise price	$0.02 - $0.11	$0.09 - $0.23
Volatility factor (based on historical volatility)	168% - 297%	51% - 348%
Risk free interest rate	1.74% - 2.22%	0.89% - 1.31%
Expected life of options (in months)	0 - 12	0 - 12
Expected dividend yield	0%	0%
Foreign exchange rate (as applicable)	1.3142	1.2893
Call value	$0.00 - $0.02	$0.00 - $0.13